Commitments and Contingencies (Table) (Details) $ in Thousands	Jun. 30, 2017 USD ($)
Charters-out [Abstract]
July to December 2017	$ 166,514
2018	223,755
2019	170,091
2020	161,761
2021 to 2028	502,246
Minimum charter payments	$ 1,224,367